TRADE PAYABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current trade payables
Suppliers	$ 87,270	$ 93,540
Companies under sect. 33 - Law No. 19,550 and Related Parties	1,987	2,359
Total Current trade payables	89,257	95,899
Non-current trade payables
Suppliers	319	2,135
Total Non-current trade payables	319	2,135
Total trade payables	$ 89,576	$ 98,034